NON-CONTROLLING INTEREST (Tables)	3 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Schedule of non-controlling interest

(In thousands)	iOx	Saugatuck and subsidiary	Total
Non-controlling interest as of April 1, 2023	$-	$(650)	$(650)
Net loss attributable to non-controlling interest	-	(7)	(7)
Non-controlling interest as of June 30, 2023	$-	$(657)	$(657)

(In thousands)	iOx	Saugatuck and subsidiary	Total
Non-controlling interest as of April 1, 2022	$44,701	$(472)	$44,229
Net income (loss) attributable to non-controlling interest	175	(71)	104
Non-controlling interest as of June 30, 2022	$44,876	$(543)	$44,333